Income Taxes - Schedule of Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Valuation allowance	$ (19,152)	$ (13,417)
Deferred tax assets:
Other	180	100
Net deferred tax assets before valuation allowance	19,152	13,417
Cara Therapeutics, Inc.
Income Taxes
Valuation allowance	(200,656)	(192,791)
Deferred tax assets:
Net operating loss carryforwards	122,727	123,739
Federal and state tax credits	32,016	31,245
Stock-based compensation expense	1,619	3,855
Intangible asset amortization	34,823	33,162
Sales of future royalties and milestones	8,952
Other	519	2,101
Net deferred tax assets before valuation allowance	200,656	194,102
Deferred tax liabilities:
Other		(1,311)
Deferred tax liabilities		(1,311)
Net deferred tax asset	$ 0	$ 0